Accounts Payable and Other Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Accounts payable and other accrued expenses
Trade accounts payable	$ 9,949	$ 9,135
Accrued payroll and related expenses	22,326	20,838
Accrued interest	13	94
Accrued rent and property taxes	10,728	9,121
Accrual for expected losses on credit service letters of credit	1,795	1,699
Collected funds payable to unaffiliated lenders under credit service programs	1,705	823
Other accrued expenses	10,884	7,953
Total	$ 57,400	$ 49,663